Valuation And Qualifying Accounts And Reserves	12 Months Ended
Mar. 31, 2012
Valuation And Qualifying Accounts And Reserves

Schedule II

PANASONIC CORPORATION

AND SUBSIDIARIES

Valuation and Qualifying Accounts and Reserves

(In millions of yen)

Years ended March 31, 2012, 2011 and 2010

		Add	Deduct		Add (deduct)
	Balance at beginning of period	Charged to income	Bad debts written off	Reversal	Cumulative translation adjustments	Balance at end of period
Allowance for doubtful receivables:
2012	21,860	12,162	1,648	4,696	(1,074)	26,604
2011	24,158	4,392	1,835	3,919	(936)	21,860
2010	21,131	10,862	4,234	3,623	22	24,158